Related Party Transactions (Details) - USD ($)																1 Months Ended							3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 28, 2023	May 26, 2023	May 25, 2023	May 23, 2023	May 11, 2023	Apr. 12, 2023	Apr. 10, 2023	Mar. 09, 2023	Mar. 08, 2023	Mar. 06, 2023	Jun. 17, 2022	Apr. 25, 2022	Mar. 21, 2022	Jun. 14, 2021	Jun. 09, 2021	Mar. 23, 2023	Sep. 30, 2022	Aug. 26, 2022	Apr. 30, 2022	Nov. 30, 2021	Jun. 30, 2021	May 31, 2021	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Aug. 26, 2023	Jun. 26, 2023	Dec. 03, 2022	Mar. 18, 2022	Aug. 26, 2021
Related Party Transaction [Line Items]
Shares issued of convertible notes (in Shares)																												44,152
Accrued interest				$ 14,625																								$ 406
Shares of common stock (in Shares)	5.48			3,874				15,625																					146,375
Convertible notes payable				$ 1,000,000
Percentage of outstanding shares				10.00%
Purchase shares (in Shares)				12,500
Common stock, price per share (in Dollars per share)				$ 50,000
Unsecured amount													$ 10,000,000
Shares of common stock (in Shares)													12,500															49,712	74,958
Amended amount										$ 3,600,000
Initial advance										900,000
Line of Credit Facility, Fair Value of Amount Outstanding			$ 900,000
Purchase price (in Shares)			245,634
Shares of common stock (in Shares)													12,500															1,690				59,981
Bonus amount												$ 25,000				$ 375,000											$ 25,000
Aggregate amount					$ 240,625				$ 2,700,000
Share issued (in Shares)	3,125	1,989,676										43,750
Exercise price per share (in Dollars per share)	$ 5.48											$ 19.28					$ 24.24										$ 24.24
Percentage of base salary																									100.00%
Vesting of stock option (in Shares)											15,278
Annual salary receive												$ 275,000
Provide bonus percentage												40.00%																40.00%
Principal amount						$ 200,000
Receive initial bonus														$ 50,000
Invested in consideration								$ 2.64																$ 6,383,641	$ 6,383,641	$ 3,146,940	$ 90,000	$ 3,146,940	$ 10,282,998
Option, exercise price (in Dollars per share)	$ 5.48
Company assets																								$ 11,394,297	11,394,297			9,374,185	$ 13,830,010
Additional shares (in Shares)																													10,125		62,816,330		132,940	56
Gross proceeds																									$ 6,383,641	$ 3,146,940		3,146,940	$ 10,282,998
Offering and purchased, costs		$ 6,400,000																												$ 163,000,000,000
Convertible notes payable				$ 13,000																														$ 205,357
Stock option vested (in Shares)																					1
Granted options to acquire shares of common stock																				$ 3,647
Stock options forfeited																												5,209
Additional option to acquire																												$ 1,280
Common Stock [Member]
Related Party Transaction [Line Items]
Shares of common stock (in Shares)																	4,375							35,365	35,365	14,612	4,375	17	94,500,000,000			59,981
Share issued (in Shares)																		205,357										4,583	8,855
Invested in consideration																								$ 198	$ 198	$ 13		$ 13	$ 21
Per share, price (in Dollars per share)																		$ 56
Additional shares (in Shares)																		26,786
Gross proceeds																		$ 11,500,000
Convertible Notes Payable Issued [Member]
Related Party Transaction [Line Items]
Shares issued of convertible notes (in Shares)																									1,350			2,596
Common Stock [Member]
Related Party Transaction [Line Items]
Shares issued of convertible notes (in Shares)													12,500
Shares of common stock (in Shares)			7,983
Additional shares (in Shares)																								23,311	23,311
Subsequent Event [Member]
Related Party Transaction [Line Items]
Amended amount										3,600,000
Company assets										$ 900,000
Two Directors [Member]
Related Party Transaction [Line Items]
Cash invested																									$ 1,200,000			$ 1,200,000
Common stock offering																									$ 200,000			200,000
Progress Partners Inc. [Member]
Related Party Transaction [Line Items]
Agreed to pay for business activity																												350,000
Additional consulting services																												$ 115,000
Ms. Pham [Member]
Related Party Transaction [Line Items]
Share issued (in Shares)												43,750																7,500
Exercise price per share (in Dollars per share)							$ 3.176					$ 19.28																$ 6.32
Mr. Trelin [Member]
Related Party Transaction [Line Items]
Shares of common stock (in Shares)																			12,613
Exercise price per share (in Dollars per share)																			$ 25.04
Invested in consideration																			$ 270,000
Warrant term																			10 years
Board of Directors [Member]
Related Party Transaction [Line Items]
Share issued (in Shares)																	4,375
Granted, description																												The Company also granted Mr. Selzer and Mr. Stern 2,799 stock options to acquire common shares for service in 2021 prior to their resignation as Directors.
Mr Kumnick [Member]
Related Party Transaction [Line Items]
Cancellation shares (in Shares)																				37,500
Mr Broenniman [Member]
Related Party Transaction [Line Items]
Cancellation shares (in Shares)																				25,000
Mr Thimot [Member]
Related Party Transaction [Line Items]
Share issued (in Shares)														150,000
Principal amount														$ 325,000
Bearing interest rate														50.00%
Board of Directors Chairman [Member]
Related Party Transaction [Line Items]
Share issued (in Shares)																					11,684
Forecast [Member]
Related Party Transaction [Line Items]
Increments amount																							$ 1,000,000
Receive initial bonus																							40,000
Increments of contract value																							1,000,000
Aggregate of booking value																							5,000,000
Forecast [Member] | Progress Partners Inc. [Member]
Related Party Transaction [Line Items]
Agreed to pay for business activity																							75,000
Mr. Jisser [Member]
Related Party Transaction [Line Items]
Shares issued of convertible notes (in Shares)				100,000
Accrued interest				$ 1,463
Shares of common stock (in Shares)				24,628
Mr. Stephen J. Garchik [Member]
Related Party Transaction [Line Items]
Shares of common stock (in Shares)				264,831
Mr. Garchik [Member]
Related Party Transaction [Line Items]
Line of Credit Facility, Increase, Accrued Interest			$ 29,250
Chief Executive Officer [Member] | Forecast [Member]
Related Party Transaction [Line Items]
Aggregate amount																							$ 5,000,000
Mr Szoke [Member]
Related Party Transaction [Line Items]
Shares of common stock (in Shares)								12,500
Share issued (in Shares)	50,000
Exercise price per share (in Dollars per share)	$ 5.48
Principal amount						250,000
Receive initial bonus						$ 20,833
Bearing interest rate																									100.00%
Mr Szoke [Member] | Forecast [Member]
Related Party Transaction [Line Items]
Share issued (in Shares)																							12,500
TPG [Member]
Related Party Transaction [Line Items]
Services pay																									$ 47,000
Mr. Daguro [Member]
Related Party Transaction [Line Items]
Shares of common stock (in Shares)	183,125
Initial annual salary																$ 400,000
Share issued (in Shares)							306,875
Board of Directors Chairman [Member]
Related Party Transaction [Line Items]
Stock option of vesting											$ 15,278
Theodore Stern [Member] | Stern Trust [Member]
Related Party Transaction [Line Items]
Convertible notes payable																												$ 662,000
Theodore Stern [Member] | Herbert Selzer [Member]
Related Party Transaction [Line Items]
Share issued (in Shares)																												5,125
Convertible notes payable																												$ 256,000
Mr Broenniman [Member] | Mr Kumnick [Member]
Related Party Transaction [Line Items]
Share issued (in Shares)																						145,834
Exercise price per share (in Dollars per share)																						$ 57.6
Warrant term																						10 years
Mr Thimot [Member]
Related Party Transaction [Line Items]
Exercise price per share (in Dollars per share)														$ 62.4
Mr Smith [Member]
Related Party Transaction [Line Items]
Share issued (in Shares)														75,000
Exercise price per share (in Dollars per share)														$ 62.4
Principal amount														$ 275,000
Bearing interest rate														50.00%
Warrant term														10 years
Executive Retention Agreement [Member]
Related Party Transaction [Line Items]
Received amount															$ 305,000
Mr Szoke [Member]
Related Party Transaction [Line Items]
Share issued (in Shares)																					7,813
Exercise price per share (in Dollars per share)																					$ 62.4
Invested in consideration																					$ 31,250
Warrant term																					10 years